EQ ADVISORS TRUSTSM

1290 VT Equity Income Portfolio

SUPPLEMENT DATED DECEMBER 27, 2022 TO THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2022, AS SUPPLEMENTED

This Supplement updates certain information contained in the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) dated May 1, 2022, as supplemented, of EQ Advisors Trust (“Trust”). You should read this Supplement in conjunction with the Summary Prospectus, Prospectus and SAI and retain it for future reference. You may obtain these documents, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download the documents at the Trust’s website at www.equitable-funds.com.

Effective December 31, 2022, the following changes are being made to the Summary Prospectus, Prospectus and SAI:

The section of the Summary Prospectus and Prospectus entitled “1290 VT Equity Income Portfolio – WHO MANAGES THE PORTFOLIO — Sub-Adviser: Barrow, Hanley, Mewhinney & Strauss, LLC d/b/a Barrow Hanley Global Investors (“Barrow Hanley” or the “Sub-Adviser”)” is amended to include the following information:

Name	Title	Date Began Managing the Portfolio
Pranay Laharia, CFA®	Portfolio Manager of Barrow Hanley	December 2022

The section of the Prospectus entitled “Management of the Trust — The Sub-Advisers — Barrow, Hanley, Mewhinney & Strauss, LLC d/b/a Barrow Hanley Global Investors (“Barrow Hanley”) is amended to include the following information:

Pranay Laharia, CFA® is a Portfolio Manager at Barrow Hanley and was an Equity Analyst at Barrow Hanley since 2013.

The section of the SAI entitled “Appendix B — EQ Advisors Trust — Portfolio Manager Information — Barrow, Hanley, Mewhinney & Strauss, LLC d/b/a Barrow Hanley Global Investors (“Barrow Hanley”) is amended to include the following information:

Barrow, Hanley, Mewhinney & Strauss, LLC d/b/a Barrow Hanley Global Investors (“Barrow Hanley” or “Sub-Adviser”)

Portfolio Manager	Presented below for each portfolio manager is the number of
other accounts of the Sub-Adviser managed by the portfolio
manager and the total assets of the accounts managed
	within each category as of November 30, 2022						Presented below for each of the categories is the number of accounts and the total assets of the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (Million)	Number of Accounts	Total Assets (Million)	Number of Accounts	Total Assets (Million)	Number of Accounts	Total Assets (Million)	Number of Accounts	Total Assets (Million)	Number of Accounts	Total Assets (Million)

1290 VT Equity Income Portfolio
Pranay Laharia	0	N/A	0	N/A	0	N/A	0	N/A	0	N/A	0	N/A

Ownership of Shares of the Portfolio as of November 30, 2022

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000
1290 VT Equity Income Portfolio
Pranay Laharia	X

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